Short-Term Borrowings	12 Months Ended
Dec. 31, 2015
Short-Term Borrowings [Abstract]
Short-Term Borrowings
(7) Short-Term Borrowings

Short-term borrowings of the Company were cash management accounts as follows:

(dollars in thousands)	2015	2014	2013
Amount outstanding at December 31,	$191,226	189,116	204,162
Maximum amount outstanding at any month end	194,738	209,370	204,162
Average amount outstanding	184,725	189,430	180,275
Weighted average interest rate:
For the year	0.66%	0.74	0.82
As of year end	0.60	0.72	0.82

Cash management accounts represent retail accounts with customers for which the Bank has pledged certain assets as collateral.

Trustco Bank also has an available line of credit with the FHLBNY which approximates the balance of securities pledged against such borrowings. The line of credit requires securities to be pledged as collateral for the amount borrowed. As of December 31, 2015 and 2014, the Company had no outstanding borrowings with the FHLBNY and, as a result, there were no related securities pledged.